Consolidated Quarterly Holdings Report
for
Fidelity Advisor® Series Growth Opportunities Fund
August 31, 2026
AXS3-NPRT3-1026
1.967936.112
Common Stocks - 96.9%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	4,927	5,082,989
CANADA - 1.0%
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.6%
Celestica Inc (United States) (b)	23,200	6,946,080
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	29,400	4,332,678
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	7,526	31,233
TOTAL CANADA		11,309,991
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S (b)	8,116	2,134,833
FINLAND - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj ADR	344,400	3,492,216
FRANCE - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Safran SA	7,245	2,831,637
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (c)(d)(g)	2,000	262,115
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)(d)	10,416	84,786
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc ADR	11,300	1,859,754
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	7,070	1,344,411
TOTAL KOREA (SOUTH)		3,204,165
SINGAPORE - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Sea Ltd Class A ADR (b)	98,840	11,216,363
TAIWAN - 4.0%
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
MediaTek Inc	18,000	2,228,296
Taiwan Semiconductor Manufacturing Co Ltd ADR	98,000	40,701,360

TOTAL TAIWAN		42,929,656
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	5,000	2,064,650
UNITED KINGDOM - 0.8%
Financials - 0.3%
Banks - 0.1%
Starling Bank Ltd (b)(c)(d)	244,400	801,412
Financial Services - 0.2%
Revolut Group Holdings Ltd (b)(c)(d)	1,206	2,326,302
TOTAL FINANCIALS		3,127,714
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC ADR	255,900	5,197,329
TOTAL UNITED KINGDOM		8,325,043
UNITED STATES - 88.3%
Communication Services - 20.7%
Diversified Telecommunication Services - 3.1%
Space Exploration Technologies Corp (e)	7,987	1,090,269
Space Exploration Technologies Corp - 180 Day Lockup Final Release (e)	48,182	6,923,272
Space Exploration Technologies Corp - October 24, 2026 Lockup Release (e)	23,126	3,322,975
Space Exploration Technologies Corp - October 9, 2026 Lockup Release (e)	23,126	3,322,975
Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup (e)	92,507	12,627,714
Space Exploration Technologies Corp - September 24, 2026 Lockup Release (e)	23,126	3,322,975
Space Exploration Technologies Corp - September 9, 2026 Lockup Release (e)	23,126	3,322,975
Space Exploration Technologies Corp Class A	2	287
		33,933,442
Entertainment - 0.1%
ROBLOX Corp Class A (b)	19,500	805,155
Spotify Technology SA (b)	100	54,362
		859,517
Interactive Media & Services - 15.1%
Alphabet Inc Class A	177,144	60,113,817
Alphabet Inc Class C	176,104	59,067,043
Epic Games Inc (b)(c)(d)	2,200	810,414
Meta Platforms Inc Class A	77,289	44,235,586
		164,226,860
Media - 2.4%
AppLovin Corp Class A (b)	58,348	18,208,077
Fox Corp Class A (f)	109,300	7,361,355
		25,569,432
TOTAL COMMUNICATION SERVICES		224,589,251
Consumer Discretionary - 6.4%
Automobiles - 0.2%
Rad Power Bikes Inc (b)(c)(d)	13,874	0
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	18,888	0
Tesla Inc (b)	5,860	2,156,187
		2,156,187
Broadline Retail - 3.7%
Amazon.com Inc (b)	151,480	39,349,960
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings Inc	9,900	3,131,172
Specialty Retail - 2.2%
Carvana Co Class A (b)	325,900	23,940,614
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (c)(d)	174,908	409,285
TOTAL CONSUMER DISCRETIONARY		68,987,218
Consumer Staples - 0.6%
Tobacco - 0.6%
JUUL Labs Inc Class A (b)(c)(d)	836,067	1,739,019
JUUL Labs Inc Class B (b)(c)(d)	709	1,475
Philip Morris International Inc	24,500	4,588,850
TOTAL CONSUMER STAPLES		6,329,344
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ExxonMobil Holdings Corp	8,200	1,319,790
Financials - 2.2%
Capital Markets - 0.0%
Bank of New York Mellon Corp/The	800	129,024
Financial Services - 2.2%
Affirm Holdings Inc Class A (b)	53,600	3,990,520
Visa Inc Class A	51,626	19,585,356
		23,575,876
TOTAL FINANCIALS		23,704,900
Health Care - 4.4%
Biotechnology - 1.3%
Alnylam Pharmaceuticals Inc (b)	15,363	3,697,720
Insmed Inc (b)	50,300	6,127,547
Natera Inc (b)	700	225,372
Revolution Medicines Inc (b)	800	164,456
Spyre Therapeutics Inc (b)	1,700	151,861
Vaxcyte Inc (b)	41,502	2,520,831
Viking Therapeutics Inc (b)(f)	35,478	1,162,969
		14,050,756
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Class A1 (b)(c)(d)	2,573	96,873
Health Care Providers & Services - 0.0%
Guardant Health Inc (b)	1,300	206,726
McKesson Corp	100	88,532
		295,258
Life Sciences Tools & Services - 0.0%
Illumina Inc (b)	600	128,178
Pharmaceuticals - 3.1%
Eli Lilly & Co	28,000	32,388,440
Structure Therapeutics Inc ADR (b)	24,500	1,124,795
		33,513,235
TOTAL HEALTH CARE		48,084,300
Industrials - 3.2%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (b)(c)(d)	600	44,100
Axon Enterprise Inc (b)	10,100	5,722,256
Beta Technologies Inc Class A (b)	109,365	2,198,237
GE Aerospace	11,900	3,994,949
Relativity Space Inc (b)(c)(d)	504	539
		11,960,081
Construction & Engineering - 0.3%
Comfort Systems USA Inc	1,900	2,936,678
Electrical Equipment - 0.3%
Empower Semiconductor Inc (c)(d)	3,200	352
GE Vernova Inc	3,600	3,234,708
		3,235,060
Ground Transportation - 0.1%
Neutron Holdings Inc (d)(e)	31,617	1,276,694
Machinery - 0.3%
Caterpillar Inc	4,600	3,668,362
Passenger Airlines - 1.0%
Delta Air Lines Inc	63,700	4,968,600
United Airlines Holdings Inc (b)	57,900	6,252,621
		11,221,221
TOTAL INDUSTRIALS		34,298,096
Information Technology - 49.7%
Communications Equipment - 1.4%
Arista Networks Inc (b)	33,400	6,536,046
Ciena Corp (b)	11,900	4,555,320
Lumentum Holdings Inc (b)	4,200	3,841,992
		14,933,358
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp Class A	13,900	2,203,845
Coherent Corp (b)	13,100	3,639,573
Corning Inc	43,600	6,484,628
Flex Ltd (b)	158,593	17,326,285
		29,654,331
IT Services - 0.9%
Cloudflare Inc Class A (b)	13,100	3,996,941
MongoDB Inc Class A (b)	8,100	3,672,297
Snowflake Inc (b)	4,400	1,458,292
Twilio Inc Class A (b)	3,100	730,452
		9,857,982
Semiconductors & Semiconductor Equipment - 27.3%
Advanced Micro Devices Inc (b)	56,200	26,454,464
Astera Labs Inc (b)	23,500	6,979,030
Broadcom Inc	52,500	19,442,850
Cerebras Systems Inc B - 180 Day Lockup Final Release (e)	8,664	1,596,255
Cerebras Systems Inc B - Lockup Released	15,475	2,851,114
Cerebras Systems Inc B - October 14, 2026 Lockup Release (e)	3,587	660,869
Cerebras Systems Inc B - October 28, 2026 Lockup Release (e)	3,587	660,869
Cerebras Systems Inc B - September 16, 2026 Lockup Release (e)	2,700	497,448
Cerebras Systems Inc B - September 2, 2026 Lockup Release (e)	2,700	497,448
Cerebras Systems Inc B - September 30, 2026 Lockup Release (e)	3,587	660,869
Cerebras Systems Inc Class A (b)	71,700	13,210,008
Credo Technology Group Holding Ltd (b)	17,500	3,958,325
Intel Corp (b)	86,700	7,760,517
Lam Research Corp	10,500	3,165,645
Micron Technology Inc	42,600	40,841,898
NVIDIA Corp	756,960	167,121,629
		296,359,238
Software - 7.5%
Atlassian Corp Class A (b)	7,300	1,417,441
Cadence Design Systems Inc (b)	1,300	440,414
Canva Inc Class A (b)(c)(d)	310	464,172
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	7,959	32,632
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	7,959	18,147
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	7,959	3,899
Celestial AI Inc escrow shares (c)(d)	7,959	0
Datadog Inc Class A (b)	4,500	1,066,680
Microsoft Corp	134,583	68,272,611
OpenAI Group Pbc Class A (c)(d)	200	137,538
Palantir Technologies Inc Class A (b)	45,600	8,498,928
Palo Alto Networks Inc (b)	2,000	764,260
		81,116,722
Technology Hardware, Storage & Peripherals - 9.9%
Apple Inc	179,103	56,748,786
Dell Technologies Inc Class C	13,500	6,156,135
Sandisk Corp (b)	5,900	9,243,530
Seagate Technology Holdings PLC	16,900	13,999,622
Western Digital Corp	47,100	21,220,905
		107,368,978
TOTAL INFORMATION TECHNOLOGY		539,290,609
Utilities - 1.1%
Electric Utilities - 0.9%
NRG Energy Inc	86,300	9,503,356
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	14,600	2,005,602
TOTAL UTILITIES		11,508,958
TOTAL UNITED STATES		958,112,466
TOTAL COMMON STOCKS (Cost $531,950,245)		1,051,050,910

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d) (Cost $65,100)	65,100	76,167

Convertible Preferred Stocks - 2.7%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	600	91,506
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	4,644	1,534,703
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (c)(d)	11	15,599
Valuedrive Technologies Pvt Ltd Series B (c)(d)	20	28,363
Valuedrive Technologies Pvt Ltd Series C (c)(d)	1	1,418
Valuedrive Technologies Pvt Ltd Series G (c)(d)	135,080	53,213
Valuedrive Technologies Pvt Ltd Series S2 (c)(d)	4	5,673

TOTAL INDIA		104,266
ISRAEL - 0.1%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(c)(d)	5,100	119,748
Element Labs Inc Series B (b)(c)(d)	4,317	104,169
Element Labs Inc Series C (c)(d)	500	13,820
TOTAL INDUSTRIALS		237,737
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Xsight Labs Ltd Series D (b)(c)(d)	17,400	224,460
Xsight Labs Ltd Series F (b)(c)(d)	34,719	363,161
Xsight Labs Ltd Series G (c)(d)	3,300	55,440
TOTAL INFORMATION TECHNOLOGY		643,061
TOTAL ISRAEL		880,798
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (c)(d)	6,000	132,300
UNITED STATES - 2.5%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rad Power Bikes Inc Series A (b)(c)(d)	1,809	0
Rad Power Bikes Inc Series C (b)(c)(d)	7,117	0
Rad Power Bikes Inc Series D (b)(c)(d)	12,697	0
Waymo LLC Series A2 (b)(c)(d)	2,896	488,642
Waymo LLC Series C2 (b)(c)(d)	4,115	676,177
TOTAL CONSUMER DISCRETIONARY		1,164,819
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	2,400	138,455
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	70,175	145,964
JUUL Labs Inc Series D (b)(c)(d)	938	1,951
		147,915
TOTAL CONSUMER STAPLES		286,370
Financials - 0.1%
Financial Services - 0.1%
Sunday Robotics, Inc Series B (c)(d)	600	39,072
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	2,264	192,372
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	4,112	365,434
TOTAL FINANCIALS		596,878
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	15,631	588,507
Blink Health LLC Series D (b)(c)(d)	2,983	112,310
		700,817
Health Care Technology - 0.3%
Aledade Inc Series E1 (b)(c)(d)	5,837	226,359
Oura Inc Series D (c)(d)	12,183	879,978
Oura Inc Series E (c)(d)	36,231	2,616,965
		3,723,302
TOTAL HEALTH CARE		4,424,119
Industrials - 0.3%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(c)(d)	22,366	1,643,901
Anduril Industries Inc Series G (b)(c)(d)	5,600	411,600
		2,055,501
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (b)(c)(d)	8,269	596,278
Zipline International Inc Series H (c)(d)	7,200	519,192
		1,115,470
TOTAL INDUSTRIALS		3,170,971
Information Technology - 1.5%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series E (c)(d)	7,400	141,784
Electronic Equipment, Instruments & Components - 0.2%
Cellink Corp Series D (b)(c)(d)	12,100	157,663
Vast Data Ltd Series A (b)(c)(d)	2,512	159,236
Vast Data Ltd Series A1 (b)(c)(d)	6,183	391,940
Vast Data Ltd Series A2 (b)(c)(d)	7,112	450,830
Vast Data Ltd Series B (b)(c)(d)	5,659	358,724
Vast Data Ltd Series C (b)(c)(d)	165	10,459
Vast Data Ltd Series E (b)(c)(d)	5,408	342,813
		1,871,665
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	17,900	119,393
Yanka Industries Inc Series E (b)(c)(d)	19,716	27,800
Yanka Industries Inc Series F (b)(c)(d)	13,160	31,452
		178,645
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	40,700	322,751
SiMa Technologies Inc Series B1 (b)(c)(d)	5,810	49,327
SiMa Technologies Inc Series C (c)(d)	11,368	104,358
		476,436
Software - 1.3%
Anthropic PBC Series D-1 (b)(c)(d)	2,890	2,376,534
Anthropic PBC Series E (b)(c)(d)	1,200	933,036
Anthropic PBC Series F (b)(c)(d)	3,300	2,565,849
Crusoe Energy Systems LLC Series D (b)(c)(d)	11,055	2,276,999
Crusoe Energy Systems LLC Series E (c)(d)	1,656	341,086
Databricks Inc Series G (b)(c)(d)	4,206	1,064,118
Density AI Inc (c)(d)	23,200	468,640
Lyte AI Inc Series B (b)(c)(d)	12,300	378,594
MOLOCO Inc Series A (b)(c)(d)	11,676	947,391
OpenAI Group Pbc Series A-2 (c)(d)	883	607,230
OpenAI Group Pbc Series A-3 (c)(d)	537	369,290
Physical Intelligence Inc Series B (c)(d)	300	138,959
Runway AI Inc Series D (b)(c)(d)	29,650	456,017
		12,923,743
TOTAL INFORMATION TECHNOLOGY		15,592,273
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	23,194	788,828
TOTAL UNITED STATES		26,024,258
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,296,801)		28,767,831

Domestic Equity Funds - 0.2%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (Cost $2,658,359)	21,700	2,662,807

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(h)	37,274	38,329
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	18,888	6,092
TOTAL PREFERRED SECURITIES (Cost $56,161)		44,421

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	2,683,702	2,684,239
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	1,045,371	1,045,475
TOTAL MONEY MARKET FUNDS (Cost $3,729,714)			3,729,714

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $551,756,380)	1,086,331,850
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,331,317)
NET ASSETS - 100.0%	1,085,000,533

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,429,406 or 3.4% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $39,783,607 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	290,767

Anduril Industries Inc Class B	6/16/2025	24,530

Anduril Industries Inc Series F	8/7/2024	486,161

Anduril Industries Inc Series G	4/17/2025	228,943

Anthropic PBC Series D-1	5/31/2024	86,713

Anthropic PBC Series E	2/14/2025	67,304

Anthropic PBC Series F	8/18/2025	465,193

Astranis Space Technologies Corp Series E	2/10/2026	142,329

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	76,056

Blink Health LLC Series C	11/7/2019 - 7/14/2021	596,729

Blink Health LLC Series D	6/17/2024 - 6/25/2024	125,286

Bombas LLC	2/16/2021 - 11/12/2021	830,400

Bytedance Ltd Series E1	11/18/2020	508,862

Canva Inc Class A	12/23/2024 - 11/12/2025	464,181

Celestial AI Inc (Milestone 1) rights	2/25/2025	16,569

Celestial AI Inc (Milestone 2) rights	2/25/2025	12,732

Celestial AI Inc (Milestone 3) rights	2/25/2025	3,716

Celestial AI Inc escrow shares	2/25/2025	0

Cellink Corp Series D	1/20/2022	251,969

Crusoe Energy Systems LLC Series D	12/10/2024	322,495

Crusoe Energy Systems LLC Series E	10/8/2025	139,117

Databricks Inc Series G	2/1/2021	248,670

Density AI Inc	12/5/2025	34,568

Diamond Foundry Inc Series C	3/15/2021	556,656

Element Labs Inc Series A	2/11/2025	18,812

Element Labs Inc Series B	6/27/2025	37,899

Element Labs Inc Series C	4/16/2026	13,870

Empower Semiconductor Inc	7/7/2026	352

Epic Games Inc	7/13/2020 - 3/29/2021	1,730,000

GoBrands Inc Series G	3/2/2021	599,322

Gupshup Inc	6/8/2021	409,287

JUUL Labs Inc Class A	2/23/2024	848,583

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte AI Inc Series B	8/13/2024	156,039

MOLOCO Inc Series A	6/26/2023	700,560

Neutron Holdings Inc	7/3/2018 - 4/27/2026	807,133

Nscale Limited Series B	9/25/2025	37,988

OpenAI Group Pbc Class A	9/3/2025	86,000

OpenAI Group Pbc Series A-2	9/30/2024	166,062

OpenAI Group Pbc Series A-3	8/4/2025	164,900

Oura Inc Series D	12/18/2024	312,981

Oura Inc Series E	9/24/2025	1,940,895

Physical Intelligence Inc Series B	10/24/2025	81,468

Rad Power Bikes Inc	1/21/2021	66,926

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	18,887

Rad Power Bikes Inc Series A	1/21/2021	8,726

Rad Power Bikes Inc Series C	1/21/2021	34,331

Rad Power Bikes Inc Series D	9/17/2021	121,686

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	5/27/2021	828,069

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	1,102,987

Runway AI Inc Series D	9/6/2024	321,459

SiMa Technologies Inc Series B	5/10/2021	208,685

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	41,198

SiMa Technologies Inc Series C	4/8/2024 - 7/3/2026	51,719

Starling Bank Ltd	6/18/2021 - 4/5/2022	468,193

Sunday Robotics, Inc Series B	2/3/2026	37,407

Taalas Inc 0%	12/23/2025	37,274

Taalas Inc Series B	2/19/2025	32,948

Taalas Inc warrants	12/23/2025	7,526

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	65,100

Tenstorrent Holdings Inc Series C1	4/23/2021	134,645

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	324,135

Trade Republic Bank GmbH	12/16/2025	273,939

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	13,218

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	25,114

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	51,230

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	4,806

Vast Data Ltd Series A	11/28/2023	27,632

Vast Data Ltd Series A1	11/28/2023	68,013

Vast Data Ltd Series A2	11/28/2023	78,232

Vast Data Ltd Series B	11/28/2023	62,249

Vast Data Ltd Series C	11/28/2023	1,815

Vast Data Ltd Series E	11/28/2023	118,976

Waymo LLC Series A2	5/8/2020	248,671

Waymo LLC Series C2	10/18/2024	321,799

Xsight Labs Ltd Series D	2/16/2021	139,130

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	160,749

Xsight Labs Ltd Series G	5/7/2026 - 7/10/2026	55,572

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Yanka Industries Inc Series E	5/15/2020	238,154

Yanka Industries Inc Series F	4/8/2021	419,499

Zipline International Inc Series G	6/7/2024	346,854

Zipline International Inc Series H	12/3/2025	405,103

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc B - 180 Day Lockup Final Release	11/9/2026

Cerebras Systems Inc B - October 14, 2026 Lockup Release	10/14/2026

Cerebras Systems Inc B - October 28, 2026 Lockup Release	10/28/2026

Cerebras Systems Inc B - September 16, 2026 Lockup Release	9/16/2026

Cerebras Systems Inc B - September 2, 2026 Lockup Release	9/2/2026

Cerebras Systems Inc B - September 30, 2026 Lockup Release	9/30/2026

Neutron Holdings Inc	12/30/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp - 180 Day Lockup Final Release	12/8/2026

Space Exploration Technologies Corp - October 24, 2026 Lockup Release	10/24/2026

Space Exploration Technologies Corp - October 9, 2026 Lockup Release	10/9/2026

Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup	11/9/2026

Space Exploration Technologies Corp - September 24, 2026 Lockup Release	9/24/2026

Space Exploration Technologies Corp - September 9, 2026 Lockup Release	9/9/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,418,910	142,870,451	142,605,961	57,847	839	-	2,684,239	2,683,702
Fidelity Securities Lending Cash Central Fund	1,435,821	94,226,170	94,615,870	21,615	(646)	-	1,045,475	1,045,371
	3,854,731	237,096,621	237,221,831	79,462	193	-	3,729,714

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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